UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VIP Emerging Markets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 90.8%
Bermuda: 0.5%
120,765	Central European Media Enterprises Ltd. (USD) *	$786,180

Brazil: 5.7%
162,000	BR Malls Participacoes S.A.	2,249,501
165,000	BR Properties S.A.	2,152,793
38,400	Cielo S.A.	958,272
87,000	Estacio Participacoes S.A.	1,459,120
141,000	International Meal Co. Holdings S.A.	1,321,495
36,000	Localiza Rent a Car S.A.	632,186

		8,773,367

Canada: 0.8%
55,500	First Quantum Minerals Ltd.	1,182,713

China / Hong Kong: 27.0%
105,000	ASM Pacific Technology Ltd. #	1,240,904
1,650,000	Baoxin Auto Group Ltd. * #	1,036,663
2,320,000	Beijing Capital International Airport Co. Ltd. #	1,552,508
1,004,000	Biostime International Holdings Ltd. #	2,576,097
2,310,000	Boer Power Holdings Ltd. #	801,661
2,170,000	Brilliance China Automotive Holdings Ltd. * #	2,383,558
1,940,000	China Hongqiao Group Ltd. #	848,782
2,450,000	China Medical System Holdings Ltd. #	1,277,807
3,252,000	China Minsheng Banking Corp. Ltd. #	2,552,455
40,000	Evergrande Real Estate Group Ltd. #	15,720
108,000	Focus Media Holding (ADR)	2,527,200
9,300,000	Franshion Properties China Ltd. #	2,828,742
745,000	Galaxy Entertainment Group Ltd. * #	2,484,700
3,700,000	Genting Hong Kong Ltd. (USD) * #	1,177,754
2,690,000	Greatview Aseptic Packaging Co. Ltd. #	1,456,984
1,300,000	Haier Electronics Group Co. Ltd. * #	1,501,257
1,446,000	Kunlun Energy Co. Ltd. #	2,525,070
105,000	Noah Holdings Ltd. (ADR)	453,600
21,305,000	REXLot Holdings Ltd. #	1,587,993
2,130,000	Sitoy Group Holdings Ltd. * #	1,139,825
1,585,000	Techtronic Industries Co. #	2,875,931
129,000	Tencent Holdings Ltd. #	4,380,607
11,733,000	Tiangong International Co. Ltd. #	2,375,484

		41,601,302

India: 2.8%
78,000	Jammu & Kashmir Bank Ltd. #	1,379,072
43,000	Larsen & Toubro Ltd. #	1,297,143
115,000	Phoenix Mills Ltd.	426,903
165,000	Yes Bank Ltd. #	1,197,124

		4,300,242

Indonesia: 2.3%
2,110,000	Ace Hardware Indonesia Tbk PT #	1,353,362
4,700,000	Tower Bersama Infrastructure Tbk PT * #	2,182,654

		3,536,016

Israel: 0.1%
182,500	Queenco Leisure International Ltd. (GDR) * # § Reg S	136,943

Luxembourg: 0.6%
370,000	L’Occitane International S.A. (HKD) #	975,531

Mexico: 0.9%
700,000	Genomma Lab Internacional, S.A. de C.V. *	1,354,672

Nigeria: 1.7%
23,900,000	First Bank of Nigeria Plc	2,257,729
110,000	Nestle Nigeria Plc	399,555

		2,657,284

Panama: 1.1%
21,300	Copa Holdings S.A. (Class A) (USD)	1,731,051

Philippines: 1.6%
19,400,000	Megaworld Corp. Warrants (PHP 1.00, expiring 12/14/14) *	576,675
465,000	Security Bank Corp. #	1,825,050

		2,401,725

Portugal: 0.5%
45,000	Jeronimo Martins, SGPS, S.A. #	751,254

Russia: 5.0%
32,800	Eurasia Drilling Co. Ltd. (GDR) Reg S	1,084,019
109,900	Globaltrans Investment Plc (GDR) Reg S	2,283,722
210,000	LSR Group (GDR) Reg S	978,859
13,000	Lukoil OAO (ADR) #	803,520
857,000	Sberbank RF (USD) #	2,508,346

		7,658,466

Singapore: 3.6%
1,330,000	CSE Global Ltd. #	940,861
500,000	CWT Ltd. #	519,876
1,160,000	Ezion Holdings Ltd. #	1,265,994
1,097,727	Olam International Ltd. #	1,820,967
870,000	OSIM International Ltd. #	987,934

		5,535,632

South Africa: 2.8%
325,000	African Bank Investments Ltd. #	1,293,106
75,000	African Rainbow Minerals Ltd. #	1,472,238
29,000	Imperial Holdings Ltd. #	652,438
270,000	Nampak Ltd.	927,790

		4,345,572

South Korea: 13.2%
67,000	Cheil Worldwide, Inc. #	1,420,906
39,000	Hotel Shilla Co., Ltd. #	1,938,332
8,100	Hyundai Mobis Co. Ltd. #	2,251,840
45,200	Kia Motors Corp. #	2,808,427
5,400	Lotte Shopping Co. #	1,548,568
8,580	Samsung Electronics Co. Ltd. #	10,339,743

		20,307,816

Switzerland: 1.7%
22,000	Dufry A.G. * #	2,639,155

Taiwan: 3.5%
945,000	Chailease Holding Co. Ltd. #	1,784,061
544,500	Lumax International Corp. Ltd. #	1,123,929
500,000	Pegatron Corp. #	647,812
770,888	Taiwan Hon Chuan Enterprise Co. Ltd. #	1,684,639
47,124	Uni-President Enterprises Corp. #	83,261

		5,323,702

Thailand: 3.6%
100,000	Kasikornbank PCL #	591,491
334,000	Kasikornbank PCL (NVDR) #	1,975,580
3,500,000	Minor International PCL (NVDR) #	1,747,871
865,000	Tisco Financial Group PCL (NVDR) #	1,291,369

		5,606,311

Turkey: 1.8%
40,000	Bizim Toptan Satis Magazalari A.S. #	508,775
400,000	Dogus Otomotiv Servis ve Ticaret A.S. #	1,350,847
250,000	Tekfen Holding A.S. #	906,978

		2,766,600

United Arab Emirates: 0.4%
51,200	DP World Ltd. (USD) #	574,971

United Kingdom: 6.1%
1,245,000	Afren Plc * #	2,828,845
88,000	Bank of Georgia Holdings Plc #	1,811,258
1,713,606	Hirco Plc *	1,172,571
116,000	Ophir Energy Plc * #	1,139,659
1,241,296	Raven Russia Ltd.	1,354,002
102,000	Zhaikmunai LP (GDR) Reg S	1,040,400

		9,346,735

United States: 3.5%
20,800	Coach, Inc.	1,165,216
15,900	Cummins, Inc.	1,466,139
58,300	First Cash Financial Services, Inc. *	2,682,383

		5,313,738

Total Common Stocks (Cost: $122,106,539)		139,606,978

PREFERRED STOCKS: 2.7%
Brazil: 0.9%
233,014	Banco ABC Brasil S.A.	1,390,785

Russia: 1.8%
1,470	AK Transneft OAO #	2,686,674

Total Preferred Stocks (Cost: $4,340,069)		4,077,459

MONEY MARKET FUND: 3.0% (Cost: $4,644,099)
4,644,099	AIM Treasury Portfolio - Institutional Class	4,644,099

Total Investments: 96.5% (Cost: $131,090,707)		148,328,536
Other assets less liabilities: 3.5%		5,451,228

NET ASSETS: 100.0%		$153,779,764

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depository Receipt
PHP	Philippine Peso
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $107,668,906 which represents 70.0% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $136,943 which represents 0.1% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of September 30, 2012 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

Queenco Leisure International Ltd. (GDR)	07/03/2007	182,500	$3,490,971	$136,943	0.1%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	4.0%	$5,879,217
Communications	7.6	11,297,547
Consumer, Cyclical	23.3	34,496,015
Consumer, Non-cyclical	10.5	15,637,497
Diversified	1.0	1,559,416
Energy	8.2	12,108,187
Financial	23.0	34,066,792
Industrial	10.9	16,118,258
Technology	8.4	12,521,508
Money Market Fund	3.1	4,644,099

	100.0%	$148,328,536

The summary of inputs used to value the Fund’s investments as of September 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Bermuda	$786,180	$—	$—	$786,180
Brazil	8,773,367	—	—	8,773,367
Canada	1,182,713	—	—	1,182,713
China / Hong Kong	2,980,800	38,620,502	—	41,601,302
India	426,903	3,873,339	—	4,300,242
Indonesia	—	3,536,016	—	3,536,016
Israel	—	136,943	—	136,943
Luxembourg	—	975,531	—	975,531
Mexico	1,354,672	—	—	1,354,672
Nigeria	2,657,284	—	—	2,657,284
Panama	1,731,051	—	—	1,731,051
Philippines	576,675	1,825,050	—	2,401,725
Portugal	—	751,254	—	751,254
Russia	4,346,600	3,311,866	—	7,658,466
Singapore	—	5,535,632	—	5,535,632
South Africa	927,790	3,417,782	—	4,345,572
South Korea	—	20,307,816	—	20,307,816
Switzerland	—	2,639,155	—	2,639,155
Taiwan	—	5,323,702	—	5,323,702
Thailand	—	5,606,311	—	5,606,311
Turkey	—	2,766,600	—	2,766,600
United Arab Emirates	—	574,971	—	574,971
United Kingdom	3,566,973	5,779,762	—	9,346,735
United States	5,313,738	—	—	5,313,738
Preferred Stocks
Brazil	1,390,785	—	—	1,390,785
Russia	—	2,686,674	—	2,686,674
Money Market Fund	4,644,099	—	—	4,644,099

Total	$40,659,630	$107,668,906	$—	$148,328,536

During the period, January 1, 2012 through September 30, 2012, transfers of securities from Level 2 to Level 1 were $2,526,573. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close as described in the Notes to Schedule of Investments.

See Notes to Schedule of Investments

VAN ECK VIP EMERGING MARKETS FUND

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at September 30, 2012 was $131,705,671 and net unrealized appreciation aggregated $16,622,865 of which $28,206,445 related to appreciated securities and $11,583,580 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Emerging Markets Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Emerging Markets Fund

Date: November 26, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Emerging Markets Fund

Date: November 26, 2012